CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 105,691	¥ 26,054	¥ 31,925
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	74,301	(13,801)	(24,151)
Defined benefit pension plans:
Pension liability adjustment	8,702	(4,203)	4,074
Deferred income taxes	(3,007)	1,548	(1,542)
Total	5,695	(2,655)	2,532
Non-trading securities:
Net unrealized gain on non-trading securities	17,283	1,339
Deferred income taxes	(4,650)	(498)
Total	12,633	841
Total other comprehensive income (loss)	92,629	(15,615)	(21,619)
Comprehensive income	198,320	10,439	10,306
Less: Comprehensive income attributable to noncontrolling interests	3,332	14,309	2,209
Comprehensive income (loss) attributable to NHI shareholders	¥ 194,988	¥ (3,870)	¥ 8,097